INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.    INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31,	December 31,
	2022	2021
	US$	US$
Bitcion (i)	5,972,282	5,189,195
USD Coin (ii)	2,003,332	3,002,231
Filecoin (iii)	315,376	—
Others	—	5,864
Total Cryptocurrencies	8,290,990	8,197,290

Less: Accumulated impairment	(4,057,762)	(919,573)
Intangible assets, Net	4,233,228	7,277,717

(i)	As of December 31, 2022, the original book value of 125.8584797 Bitcoins belonging to the company is $5,972,282, of which 95.23843406 Bitcoins came from the PIPE closed on September 8, 2021 and 30.62004567 Bitcoins came from the Bitcoins shared mining business. We estimated the fair values of the Bitcoins based on the intraday low price of Bitcoin every day and respectively recognized $908,453 and $3,111,232 impairment loss for the year ended December 31, 2021 and 2022.
(ii)	As of December 31, 2022, the Company held 2,005,537.50 USD coins with the book value of $2,003,332. We estimated the fair values of the USD Coins based on the intraday low price of USD Coin every day and respectively recognized $11,120 and $nil impairment loss for the year ended December 31, 2021 and 2022.
(iii)	As of December 31, 2022, the Company held 104762.0706 Filecoins with the book value of $315,376, of which 104646.5806 Filecoins came from the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022 and 115.49 Filecoins came from the Filecoin physical mining business. We estimated the fair values of the Filecoins based on the intraday low price of Filecoin every day, and recognized $26,957 impairment loss for the year ended December 31, 2022.

9.    INTANGIBLE ASSETS, NET (CONTINUED)

The movement of intangible assets for the year ended December 31, 2020, 2021 and 2022 is as follows:

	December 31,	December 31,
	2022	2021
	US$	US$
Balance as of January 1, 2021 and 2022	7,277,717	383,289
Addition: received Cryptocurrencies payments (i)	315,028	10,000,363
Purchase	—	—
Mining out (ii)	783,438	664,307
Deduction: Payment made by Cryptocurrencies (iii)	—	(2,141,375)
Deduction: disposal of Cryptocurrencies (iii)	(998,902)	(336,299)
Impairment (iv)	(3,144,053)	(1,292,568)
Balance as of December 31, 2021 and 2022	4,233,228	7,277,717

(i)	The Company received 104646.5806 Filecoins with the book value of $315,028 from Huangtong International Co., Ltd., as a part of the asset purchase agreement closed on December 15, 2022.

(ii)	During the year ended 2022, the Company mined out 18.86491222 Bitcoin from the Bitcoin shared mining business, the fair market at the date the Bitcoins were mined out was $783,090, and mined out 115.49 Filecoins from the Filecoin physical mining business, the fair market at the date the Filecoins were mined out was $348.

(iii)	During the year ended 2022, the Company sold 1,000,000 USD coins with the book value of $998,902 and get $968,934 into the Company's bank account.

(iv)	We estimated the fair values of the cryptocurrencies based on the intraday low price every day and recognized $3,144,053 impairment loss for the year ended December 31, 2022, including $3,111,232 impairment loss of Bitcoins and $5,864 impairment loss of other cryptocurrencies. We wrote off the original value of the $5,864 cryptocurrencies and the $5,864 impairment in 2022 due to the platform where the wallet of the $5,864 cryptocurrencies was stored had gone out of business, we had been no longer able to withdraw the cryptocurrencies as of December 31, 2022.

We estimated the fair values of the cryptocurrencies based on the intraday low price every day and recognized $1,292,568 impairment loss for the year ended December 31, 2021, including $908,453 impairment loss of Bitcoins, $11,120 impairment loss of USD Coins and $372,995 impairment loss of FFcoins and other cryptocurrencies. We wrote off the original value of the $1,208,339 FFcoins and other cryptocurrencies and the $1,208,339 impairment in 2021 due to the FFcoin platform had gone out of business, these FFcoins and other cryptocurrencies no longer had any market value as of December 31, 2021.

Due to the price crash of Bitcoin in 2022, the Company, out of caution, decided to change the impairment test method of Bitcoin and other cryptocurrencies from testing once or twice a year by calculating the fair value based on the average daily closing price of the past 12 months to testing every day by calculating the fair value based on the intraday low price. We restated the impacted financial statements as of December 31, 2021, and for the year ended December 31, 2021, and related notes included herein to correct these changes. We recognized $1,292,568 impairment loss of intangible assets for the year ended December 31, 2021 and $3,150,966 impairment loss of intangible assets for the year ended December 31, 2022 as the restated financial statements.

The book value of the totally 125.8584797 Bitcoins after the impairment on December 31, 2022 was $1,952,597, estimated with the lowest price in 2022 of $15,514.23 per Bitcoin. While as of March 31, 2023, the average daily closing price of Bitcoin in the past 3 months was $22,712.12 per Bitcoin, and the value of our Bitcoins calculated using the price of $22,712.12 per Bitcoin will be $2,858,513, so our consolidated financial statements for the year ended December 31, 2022 may understate the value of our Bitcoins.

9.    INTANGIBLE ASSETS, NET (CONTINUED)

In late February 2022, it came to the Company’s attention that the Company could not reach the Company’s former acting Chief Financial Officer, who was also the Company’s former Co-Chief Executive Officer, and a former member and Co-Chairperson of the Board. Around that time, the Company realized that it temporarily lost control of all cryptocurrencies attributed to the Company. A few days later the Company was informed that the former acting Chief Financial Officer had been taken away for personal reasons to cooperate with the investigation from Sheyang County Public Security Bureau, Yancheng City, Jiangsu Province, People’s Republic of China, leading to the Company’s hardware cold wallet and all cryptocurrencies held by the former Co-Chief Financial Officer being wrongfully seized and impounded by the Public Security Bureau.

The book value on December 31, 2022 of the Bitcoins and USD Coins stored in the out-of-control wallets was $3,944,808, and the Company verified that Bitcoins and USD Coins with a book value as of December 31, 2022 of $3,469,762 stored in the out-of-control wallet had been transferred to other unknown wallets.

The misplaced cryptocurrencies as follows:

Cryptocurrencies	Quantities	Book value as of December 31, 2022
Bitcoins	125.8584797	$1,952,597
USD Coins	2,005,537.50	$1,992,211

PRC law firm Deheng Law Office (“Deheng”) has been representing the Company in our efforts to recover the wrongfully seized cold wallet and cryptocurrencies from the Public Security Bureau. On November 21, 2022, Deheng submitted the complaint and evidentiary materials to the Public Security Bureau according to the Criminal Procedure Law and the Provisions on Procedures of Handling Criminal Cases by Public Security Organs (the “PRC Criminal Law”). As of December 31, 2022, the Company and Deheng had not received any definitive response from the Public Security Bureau. The Company together with its PRC counsel will continue to vigorously pursue the Recovery Proceeding, attempting to regain its cold wallet and cryptocurrencies contained therein, which the Company believes were wrongfully seized and impounded by the Public Security Bureau.

As the Recovery Proceeding has not yet concluded, the Company’s financial statements for the year ended December 31, 2022 do not recognize any related losses on the digital assets currently being held temporarily by the Public Security Bureau.